FINANCIAL INSTRUMENTS - SCHEDULE OF INTEREST RATE DERIVATIVES (Details) - Interest Rate Swap - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivative
Notional amount	$ 863,184	$ 919,130
Minimum
Derivative
Fixed interest rate	1.07%	0.92%
Maximum
Derivative
Fixed interest rate	2.96%	2.96%